Institutional Shares [Member] Expense Example - Institutional Shares [Member] - UBS Select 100% US Treasury Institutional Fund - Institutional Shares For Participants	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242